UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     August 10, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $1,822,384 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       COM              00846U101    38440  1000000 SH       SOLE                  1000000        0        0
ALCOA INC                      COM              013817101    46610  1150000 SH       SOLE                  1150000        0        0
ALLIED WRLD ASSUR COM HLDG L   SHS              G0219G203     4809    93842 SH       SOLE                    93842        0        0
ALTRIA GROUP INC               COM              02209S103    51995   741300 SH       SOLE                   741300        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    53017  2006700 SH       SOLE                  2006700        0        0
BAXTER INTL INC                COM              071813109    66200  1175000 SH       SOLE                  1175000        0        0
BED BATH & BEYOND INC          COM              075896100    10797   300000 SH       SOLE                   300000        0        0
BLOCK H & R INC                COM              093671105     7011   300000 SH       SOLE                   300000        0        0
CAPITALSOURCE INC              COM              14055X102    84467  3435000 SH       SOLE                  3435000        0        0
CONAGRA FOODS INC              COM              205887102    32232  1200000 SH       SOLE                  1200000        0        0
COVIDIEN LTD                   WHEN ISSUED      G2552X108     2155    50000 SH       SOLE                    50000        0        0
CVS CAREMARK CORPORATION       COM              126650100    91307  2505000 SH       SOLE                  2505000        0        0
DIRECTV GROUP INC              COM              25459L106    64246  2780000 SH       SOLE                  2780000        0        0
DREAMWORKS ANIMATION SKG INC   CL A             26153C103    11536   400000 SH       SOLE                   400000        0        0
E TRADE FINANCIAL CORP         COM              269246104    77867  3525000 SH       SOLE                  3525000        0        0
FISERV INC                     COM              337738108    68160  1200000 SH       SOLE                  1200000        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109      225    10000 SH       SOLE                    10000        0        0
HEWITT ASSOCS INC              COM              42822Q100   118400  3700000 SH       SOLE                  3700000        0        0
IMS HEALTH INC                 COM              449934108    76164  2370500 SH       SOLE                  2370500        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    15880   400000 SH  PUT  SOLE                   400000        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208    81290  1564163 SH       SOLE                  1564163        0        0
LEHMAN BROS HLDGS INC          COM              524908100    11370   150000 SH       SOLE                   150000        0        0
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    96961   823932 SH       SOLE                   823932        0        0
MCDERMOTT INTL INC             COM              580037109    29092   350000 SH       SOLE                   350000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    46794   600000 SH       SOLE                   600000        0        0
METROPCS COMMUNICATIONS INC    COM              591708102     1652    50000 SH       SOLE                    50000        0        0
MONSTER WORLDWIDE INC          COM              611742107     2055    50000 SH       SOLE                    50000        0        0
NASDAQ STOCK MARKET INC        COM              631103108    78732  2650000 SH       SOLE                  2650000        0        0
NATIONAL CINEMEDIA INC         COM              635309107     9243   330000 SH       SOLE                   330000        0        0
NCR CORP NEW                   COM              62886E108    50964   970000 SH       SOLE                   970000        0        0
OPENWAVE SYS INC               COM NEW          683718308    13830  2209326 SH       SOLE                  2209326        0        0
QUALCOMM INC                   COM              747525103    82441  1900000 SH       SOLE                  1900000        0        0
QUESTAR CORP                   COM              748356102   100415  1900000 SH       SOLE                  1900000        0        0
THOMSON CORP                   COM              884903105    57126  1392300 SH       SOLE                  1392300        0        0
TIFFANY & CO NEW               COM              886547108    53060  1000000 SH       SOLE                  1000000        0        0
TYCO INTL LTD NEW              COM              902124106    69621  2060408 SH       SOLE                  2060408        0        0
ZEBRA TECHNOLOGIES CORP        CL A             989207105   116220  3000000 SH       SOLE                  3000000        0        0